Additional Financial Information	12 Months Ended
Dec. 31, 2014
Additional Financial Information [Abstract]
Additional Financial Information

NOTE 15. ADDITIONAL FINANCIAL INFORMATION

	December 31,
Consolidated Balance Sheets	2014	2013
Accounts payable and accrued liabilities:
Accounts payable	$14,984	$11,561
Accrued payroll and commissions	1,967	1,985
Current portion of employee benefit obligation	1,842	1,949
Accrued interest	1,597	1,559
Other	3,202	4,053
Total accounts payable and accrued liabilities	$23,592	$21,107

Consolidated Statements of Income	2014	2013	2012
Advertising expense	$3,272	$3,268	$2,910
Interest expense incurred	$3,847	$4,224	$3,707
Capitalized interest	(234)	(284)	(263)
Total interest expense	$3,613	$3,940	$3,444

Consolidated Statements of Cash Flows	2014	2013	2012
Cash paid during the year for:
Interest	$4,099	$4,302	$3,714
Income taxes, net of refunds	1,532	1,985	458

No customer accounted for more than 10% of consolidated revenues in 2014, 2013 or 2012.

Labor Contracts As of January 31, 2015, we employed approximately 253,000 persons. Approximately 53 percent of our employees are represented by the Communications Workers of America, the International Brotherhood of Electrical Workers or other unions. Contracts covering approximately 41,000 non-Mobility employees will expire during 2015, including approximately 12,000 traditional wireline employees in our five-state Midwest region and 24,000 in our nine-state Southeast region. After expiration of the current agreements, work stoppages or labor disruptions may occur in the absence of new contracts or other agreements being reached.